FRONTEGRA FUNDS, INC.

Frontegra Columbus Core Plus Fund

(formerly, Frontegra Total Return Bond Fund)

Frontegra Columbus Core Fund

(formerly, Frontegra Investment Grade Bond Fund)

Frontegra IronBridge Small Cap Fund

Frontegra IronBridge SMID Fund

Frontegra New Star International Equity Fund

Frontegra Netols Small Cap Value Fund

SUPPLEMENT TO PROSPECTUSES

dated October 31, 2006

Frontegra Strategies, LLC has been approved to serve as distributor of the Funds effective August 31, 2007.  The following paragraph is hereby added under “Fund Management”:

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois, 60062 acts as the principal distributor of the Funds’ shares.   The Distributor is managed and owned by the same persons who manage and own the Funds’ investment adviser, Frontegra Asset Management, Inc. (“Frontegra”).  Accordingly, the Distributor and Frontegra are affiliates.

This supplement should be retained with your Prospectuses for future reference.

The date of this Supplement to the Prospectuses is September 7, 2007.

FRONTEGRA FUNDS, INC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

dated October 31, 2006

  Frontegra Columbus Core Plus Fund

(formerly, Frontegra Total Return Bond Fund)

Frontegra Columbus Core Fund

(formerly, Frontegra Investment Grade Bond Fund)

Frontegra IronBridge Small Cap Fund

Frontegra IronBridge SMID Fund

Frontegra New Star International Equity Fund

Frontegra Netols Small Cap Value Fund

Frontegra Strategies, LLC has been approved to serve as distributor of the Funds effective August 31, 2007.  The Statement of Additional Information (“SAI”) is revised as follows:

The following disclosure is hereby added to the cover page of the SAI:

FRONTEGRA STRATEGIES, LLC

Distributor

The following section is hereby added after the section entitled “Administrator and Fund Accountant”:

Distributor

Frontegra Strategies, LLC, located at 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 (the “Distributor”) is the principal distributor of the Funds’ shares.  Under a Distribution Agreement between the Company and the Distributor, the Distributor offers the Funds’ shares on a continuous, best-efforts basis.  The Distributor is an affiliate of the Funds’ investment adviser, Frontegra Asset Management, Inc.

This supplement should be retained with your records for future reference.

The date of this Supplement is September 7, 2007.

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